Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001593034
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	Endo International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor, Minerva House, Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not Applicable
City Area Code	011
Local Phone Number	353-1-268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDP
Entity Emerging Growth Company	false